Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Central Index Key	0001794669
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3676340
Entity Primary Sic Number	7389
Entity Address, Address Line One	2202 N. Irving Street
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18109
City Area Code	888
Local Phone Number	276-2108
Contact Personnel Name	Jordan Frankel